Shareholder Report, Holdings (Details)	May 31, 2026
C000222751 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000222751 | Top10HoldingU.S. Treasury Inflation-Indexed BondsBNY-912810FD5
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222751 | Other0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222751 | 0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000222752 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000222752 | Top10HoldingU.S. Treasury Inflation-Indexed BondsBNY-912810FD5
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222752 | Other0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222752 | 0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000222750 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000222750 | Top10HoldingU.S. Treasury Inflation-Indexed BondsBNY-912810FD5
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222750 | Other0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222750 | 0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	99.30%